Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 25,839	$ 27,311
Cost of revenue	0	604
Operating expenses	$ 25,839	$ 26,707